TRANSAMERICA SERIES TRUST
Supplement dated July 16, 2009 to the Prospectuses dated May 1, 2009, as previously supplemented
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Transamerica Federated Market Opportunity VP
Effective August 1, 2009, the investment objective of Transamerica Federated Market Opportunity VP as currently disclosed under the section entitled “Objective” is revised as follows:
     This portfolio seeks to provide absolute (positive) returns with low correlation to the U.S. equity market.
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Transamerica JPMorgan Core Bond VP
Effective August 1, 2009, the investment objective of Transamerica JPMorgan Core Bond VP as currently disclosed under the section entitled “Objective” is revised as follows:
     This portfolio seeks total return, consisting of income and capital appreciation.
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Transamerica MFS High Yield VP
Effective August 1, 2009, the information under the section entitled “Management – Advisory Fee” relating to Transamerica MFS High Yield VP is deleted and replaced with the following:
TAM receives compensation, calculated daily and paid monthly, from the portfolio at the indicated annual rates (expressed as a specified percentage of the portfolio’s average daily net assets): 0.715% of the first $250 million; 0.71% over $250 million up to $750 million; 0.68% over $750 million up to $1 billion; and 0.67% in excess of $1 billion.
Effective August 1, 2009, the information under the section entitled “Management – Sub-Adviser Compensation” relating to Transamerica MFS High Yield VP is deleted and replaced with the following:
The sub-adviser receives compensation from TAM, calculated daily and paid monthly, at the indicated annual rates (expressed as a specified percentage of the portfolio’s average daily net assets): 0.315% of the first $250 million; 0.30% over $250 million up to $750 million; 0.27% over $750 million up to $1 billion; and 0.25% in excess of $1 billion.
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Transamerica MFS International Equity VP
Effective August 1, 2009, the table under the section entitled “Management – Advisory Fee” relating to Transamerica MFS International Equity VP is deleted and replaced with the following:
TAM receives compensation, calculated daily and paid monthly, from the portfolio at the indicated annual rates (expressed as a specified percentage of the portfolio’s average daily net assets): 0.90% of the first $250 million; 0.875% over $250 million up to $500 million; 0.85% over $500 million up to $1 billion; and 0.80% in excess of $1 billion.
Effective August 1, 2009, the table under the section entitled “Management – Sub-Adviser Compensation” relating to Transamerica MFS International Equity VP is deleted and replaced with the following:
The sub-adviser receives compensation from TAM, calculated daily and paid monthly, at the indicated annual rates (expressed as a specified percentage of the portfolio’s average daily net assets): 0.45% of the first $250 million; 0.425% over $250 million up to $500 million; 0.40% over $500 million up to $1 billion; and 0.375% in excess of $1 billion.
The average daily net assets for the purpose of calculating sub-advisory fees will be determined on a combined basis with the same named fund managed by the sub-adviser for Transamerica Funds.

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Transamerica PIMCO Total Return VP
Effective July 1, 2009, the first paragraph under the section entitled “Management – Sub-Adviser Compensation” relating to Transamerica PIMCO Total Return VP is deleted and replaced with the following:
The sub-adviser receives compensation from TAM, calculated daily and paid monthly, at the indicated annual rates (expressed as a specified percentage of the portfolio’s average daily net assets): 0.25% of the first $1 billion; and 0.225% over $1 billion, only when PIMCO sub-advised assets exceed $3 billion on an aggregate basis.
For the purpose of determining the $3 billion aggregate assets, the average daily net assets will be determined on a combined basis with Transamerica PIMCO Total Return VP, Transamerica PIMCO Total Return, and Transamerica PIMCO Real Return TIPS. If aggregate assets exceed $3 billion, then the calculation of sub-advisory fees will be based on the combined average daily net assets of Transamerica PIMCO Total Return VP and Transamerica PIMCO Total Return.
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Transamerica Value Balanced VP
Effective immediately, the following replaces the portfolio manager information under the section entitled “Management — Portfolio Managers” relating to Transamerica Value Balanced VP:
Greg D. Haendel, CFA
Portfolio Manager (lead-fixed income)
Greg D. Haendel is a Portfolio Manager at TIM. Prior to joining TIM in 2003, he worked as a High Yield Intern for Metropolitan West Asset Management, as a Fixed Income Intern for Lehman Brothers in London, as a Mortgage-Backed Portfolio Manager for Co-Bank in Colorado, and as a Global Debt Analyst for Merrill Lynch in New York. Mr. Haendel holds an M.B.A. in Finance and Accounting from The Anderson School at UCLA and received a B.A. in Economics from Amherst College. Mr. Haendel has earned the right to use the Chartered Financial Analyst designation and has 11 years of investment experience.
John J. Huber, CFA
Portfolio Manager (lead-equity)
John J. Huber is Principal and Portfolio Manager at TIM. He manages sub-advised funds and institutional separate accounts in the Mid Growth Equity discipline. Mr. Huber’s analytical responsibilities include covering the Financial Services sector. He joined TIM in 2005 when the firm acquired Westcap Investors, LLC. Prior to Westcap, Mr. Huber was a Senior Associate at Wilshire Associates and an Information Technology Consultant at Arthur Andersen. He earned a B.A. from Columbia University and an M.B.A. from University of California, Los Angeles. Mr. Huber has earned the right to use the Chartered Financial Analyst designation and has 10 years of investment experience.
Derek S. Brown, CFA
Portfolio Manager (co-fixed income)
Derek S. Brown is a Portfolio Manager and Director of Fixed Income at TIM. He manages mutual funds, sub-advised funds and institutional accounts in the Fixed Income discipline. Prior to joining TIM in 2005, he served in the portfolio management and fixed income trading departments at Bradford & Marzec, Inc. Mr. Brown also previously worked in the trading departments of Back Bay Advisors and The Boston Company Asset Management. He holds an M.B.A. from Boston College and received a B.A. in Communications Studies from University of Maine. Mr. Brown has earned the right to use the Chartered Financial Analyst designation and has 17 years of investment experience.
Scott L. Dinsdale, CFA
Portfolio Manager (co-equity)
Scott L. Dinsdale is a Senior Securities Analyst at TIM. He rejoined TIM in 2005 after previously serving as a Fixed Income Analyst from 1999-2000. Mr. Dinsdale was a Portfolio Manager and Analyst in the High Yield and Convertible Securities group at Pacific Life Insurance Company and previously worked as a Director at Standard and Poor’s Ratings Group. He holds an M.B.A. in Finance and International Business from the Stern School of Business at New York University and received a B.A. in Business Administration from San Diego State University. Mr. Dinsdale has earned the right to use the Chartered Financial Analyst designation and has 20 years of investment experience.

Kirk R. Feldhus
Portfolio Manager (co-equity)
Kirk R. Feldhus is a Securities Analyst at TIM. He co-manages institutional and retail portfolios for the diversified equity and allcap value strategies. He joined TIM in 2005 when the firm acquired Westcap Investors LLC. Prior to Westcap, Mr. Feldhus served as vice president at Crystal Cove Capital. He has worked as a research associate at Bank of America Securities and as a management consultant at Ernst & Young. He holds an MBA from the Marshall School at the University of Southern California and earned a B.S. from Colorado State University. Mr. Feldhus has 9 years of investment experience.
Brian W. Westhoff, CFA
Portfolio Manager (co-equity)
Brian W. Westhoff is a Portfolio Manager at TIM. Prior to joining TIM in 2003, Mr. Westhoff worked as an Equity Research Intern with Credit Suisse Asset Management, as a Fixed Income Investment Analyst at St. Paul Companies, and as an Argentine/Oil and Gas Equity Research Intern with Merrill Lynch in Argentina. He holds an M.B.A. from Thunderbird, the Garvin Graduate School of International Management, and received a B.S. in Business Administration from Drake University. Mr. Westhoff has earned the right to use the Chartered Financial Analyst designation and has 11 years of investment experience.
TIM, through its parent company, has provided investment advisory services to various clients since 1967.
The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the fund.
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Transamerica Van Kampen Large Cap Core VP
The following amends the portfolio manager information under the section entitled “Management - Portfolio Managers” relating to Transamerica Van Kampen Large Cap Core VP:
Effective July 1, 2009, B. Robert Baker is no longer a portfolio manager of Transamerica Van Kampen Large Cap Core VP.
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Transamerica Hanlon Balanced VP
Transamerica Hanlon Growth VP
Transamerica Hanlon Growth and Income VP
Transamerica Hanlon Managed Income VP
Effective immediately, the following disclosure is added after the “Fixed-Income Securities risk” under the section entitled “Primary Risks” relating to Transamerica Hanlon Balanced VP, Transamerica Hanlon Growth VP, Transamerica Hanlon Growth and Income VP, and Transamerica Hanlon Managed Income VP:
HIGH-YIELD DEBT SECURITIES
High-yield debt securities, or junk bonds, are securities which are rated below “investment grade” or, if unrated, are considered by the sub-adviser to be of equivalent quality. High-yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments or in bankruptcy. A portfolio with high-yield debt securities may be more susceptible to credit risk and market risk than a portfolio that invests only in higher quality debt securities because these lower-rated debt securities are less secure financially and more sensitive to downturns in the economy. In addition, the secondary market for such securities may not be as liquid as that for more highly rated debt securities. As a result, the portfolio’s sub-adviser may find it more difficult to sell these securities or may have to sell them at lower prices. High-yield securities are not generally meant for short-term investing.
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Investors Should Retain this Supplement for Future Reference

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